Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Segment Information
Details of each segment for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020
( i n millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,275,765	￦	809,741	￦	3,233,878
Finance		3,344,286		101,825		41,693
Satellite TV		668,320		64,627		58,181
Real estate		543,587		76,431		56,205
Others		5,780,960		122,546		328,165

		28,612,918		1,175,170		3,718,122
Elimination		(4,172,271)		(152,837)		(83,838)

Consolidated amount	￦	24,440,647	￦	1,022,333	￦	3,634,284

	2021
( i n millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,734,342	￦	1,170,920	￦	3,217,643
Finance		3,526,743		104,511		46,223
Satellite TV		665,081		61,398		60,980
Real estate		336,218		27,498		60,459
Others		6,474,858		390,903		327,202

		29,737,242		1,755,230		3,712,507
Elimination		(4,531,583)		(55,833)		(104,869)

Consolidated amount	￦	25,205,659	￦	1,699,397	￦	3,607,638

	2022
( i n millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,697,269	￦	1,347,405	￦	3,105,807
Finance		3,615,307		119,805		47,638
Satellite TV		709,160		19,797		58,413
Real estate		474,954		113,134		65,457
Others		7,960,143		473,276		575,035

		31,456,833		2,073,417		3,852,350
Elimination		(5,222,627)		(105,260)		(196,471)

Consolidated amount	￦	26,234,206	￦	1,968,157	￦	3,655,879

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

Summary of Operating Revenues and Non Current Assets by Geographical Regions
Operating revenues for the years ended December 31, 2020, 2021 and 2022 and non-current assets as at December 31, 2021 and 2022 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2020		2021		2022		2021.12.31		2022.12.31
Domestic	￦	24,368,729	￦	25,114,719	￦	26,074,349	￦	20,627,543	￦	20,845,214
Overseas		71,918		90,940		159,857		253,638		270,490

Total	￦	24,440,647	￦	25,205,659	￦	26,234,206	￦	20,881,181	￦	21,115,704

1	Non-current assets include property and equipment, intangible assets, investment properties and right-of-use assets.